Cover	12 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0002018529
Document Type	F-1
Entity Registrant Name	Intercont (Cayman) Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 1102, Lee Garden One
Entity Address, Address Line Two	33 Hysan Avenue
Entity Address, City or Town	Causeway Bay
Entity Address, Country	HK
City Area Code	+(852)
Local Phone Number	37521802
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
City Area Code	(212)
Local Phone Number	947-7200
Contact Personnel Name	Cogency Global Inc.
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016